Intangible assets, net	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Intangible assets, net
13	Intangible assets, net

Intangible assets consist of the following:

	As of December 31,
	2023			2024
	Discontinued	Continuing		Continuing
	operations	operations	Total	operations
Cost:
Computer software	22,163	1,656	23,819	1,716
Developed technologies	117	—	117	—
Customer relationship	1,103	1,032	2,135	1,032
Brand name	—	1,162	1,162	1,162
Contract backlog	—	585	585	585
Advertising contract	53,287	—	53,287	—
Total cost	76,670	4,435	81,105	4,495
Less: Accumulated amortization	(27,501)	(3,408)	(30,909)	(3,408)
Less: Accumulated impairment losses	(49,171)	(1,048)	(50,219)	(1,048)
Exchange differences	2	21	23	21
Intangible assets, net	—	—	—	60

Amortization expense recognized for the years ended December 31, 2022, 2023 and 2024 are summarized as follows:

	For the years ended December 31,
	2022			2023	2024
	Discontinued	Continuing		Continuing	Continuing
	operations	operations	Total	operations	operations
Cost of revenues	2,071	712	2,783	548	—
Sales and marketing expenses	3	19	22	13	—
General and administrative expenses	183	2	185	5	—
	2,257	733	2,990	566	—